NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Redeemable Common Stock [Member]
Basic and diluted net income (loss) per share:
Net income/(loss)	$ 161,815	$ (144,837)	$ (410,436)
Weighted-average shares outstanding	6,500,000	1,001,327	6,500,000
Basic and diluted net income/(loss) per share	$ 0.02	$ (0.14)	$ (0.06)
Non Redeemable Common Stock [Member]
Basic and diluted net income (loss) per share:
Net income/(loss)	$ 40,454	$ (144,837)	$ (102,609)
Weighted-average shares outstanding	1,625,000	1,560,288	1,625,000
Basic and diluted net income/(loss) per share	$ 0.02	$ (0.09)	$ (0.06)